Guggenheim Timber ETF
CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim Timber ETF

Supplement to the currently effective Summary Prospectus for the above-listed Fund:

Effective immediately, the Summary Prospectus is amended as follows:

The table in the “Fees and Expenses of the Fund” section of the Summary Prospectus is hereby deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim Timber ETF
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.25%
Expenses (as a percentage of Assets)		0.75%
Fee Waiver or Reimbursement	[1]	0.15%
Net Expenses (as a percentage of Assets)		0.60%
[1]	The Fund’s Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% of average net assets per year (the “Expense Cap”), at least until December 31, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees (the "Board") of Claymore Exchange-Traded Fund Trust 2 (the "Trust"). To the extent that the Fund incurs expenses that are excluded from the Expense Cap, the Fund’s expense ratio will exceed the Expense Cap.

The table in the “Example” section of the Summary Prospectus is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim Timber ETF	61	246	482	1,159

Claymore Exchange-Traded Fund Trust 2 227 West Monroe Street Chicago, Illinois 60606 Please Retain This Supplement for Future Reference May 20, 2015 CUT-SUMPRO-SUP